BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair Value of Financial Instruments (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014	Aug. 31, 2013	Mar. 31, 2012
Senior Unsecured Notes | 2013 9 3/4% Senior Unsecured Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate (as a percent)	9.75%	9.75%	9.75%
Senior Subordinated Notes | 2012 11 % Senior Subordinated Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate (as a percent)	11.00%	11.00%		11.00%
Carrying Value | Fair Value, Inputs, Level 2 | Credit Facility | Bank Credit Facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Credit facility value	$ 21,000
Carrying Value | Fair Value, Inputs, Level 2 | Credit Facility | Term Loan A Facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Credit facility value	109,613
Carrying Value | Fair Value, Inputs, Level 2 | Credit Facility | Term Loan B Facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Credit facility value	792,078
Carrying Value | Fair Value, Inputs, Level 2 | Senior Unsecured Notes | 2013 9 3/4% Senior Unsecured Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Note value	$ 577,667
Carrying Value | Fair Value, Inputs, Level 2 | Senior Subordinated Notes | 2013 9 3/4% Senior Unsecured Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate (as a percent)	9.75%
Carrying Value | Fair Value, Inputs, Level 2 | Senior Subordinated Notes | 2012 11 % Senior Subordinated Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate (as a percent)	11.00%
Note value	$ 98,939
Fair Value | Fair Value, Inputs, Level 2 | Credit Facility | Bank Credit Facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Credit facility value	20,575
Fair Value | Fair Value, Inputs, Level 2 | Credit Facility | Term Loan A Facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Credit facility value	109,811
Fair Value | Fair Value, Inputs, Level 2 | Credit Facility | Term Loan B Facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Credit facility value	802,711
Fair Value | Fair Value, Inputs, Level 2 | Senior Unsecured Notes | 2013 9 3/4% Senior Unsecured Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Note value	596,700
Fair Value | Fair Value, Inputs, Level 2 | Senior Subordinated Notes | 2012 11 % Senior Subordinated Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Note value	$ 103,446